SHARE CAPITAL (Narrative) (Details)								1 Months Ended											12 Months Ended
	Aug. 09, 2021 CAD ($) Year share $ / shares shares	Jun. 10, 2021 CAD ($) Year share $ / shares	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 CAD ($) share $ / shares shares	Feb. 04, 2020 CAD ($) share $ / shares	Nov. 12, 2014	Jan. 29, 2021 CAD ($) Year share $ / shares shares	Jan. 21, 2021 CAD ($) Year share $ / shares	Sep. 30, 2020 CAD ($) share $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Aug. 21, 2020 CAD ($) shares	Apr. 24, 2020 CAD ($) share $ / shares shares	Nov. 29, 2019 CAD ($) Year share $ / shares	Mar. 21, 2019 CAD ($) Year share $ / shares	Jan. 16, 2019 CAD ($) Year share $ / shares shares	Apr. 25, 2018	Nov. 30, 2021 CAD ($) share $ / shares shares	Nov. 30, 2020 CAD ($) share $ / shares shares	Nov. 30, 2019 CAD ($) share $ / shares shares	Nov. 30, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares			483,334	500,000						50,000	100,000	100,000							425,000
Number of share purchase warrants exercised | shares			483,334	500,000						50,000	100,000	100,000							6,129,572	1,233,334	910,300
Weighted average exercise price of warrants exercised			$ 0.2	$ 0.2						$ 0.2	$ 0.2	$ 0.2							$ 0.01	$ 0.11
Proceeds from warrants exercised | $																			$ 1,332,727	$ 246,667	$ 187,120
Number of units issued | shares	5,750,000				3,718,831			3,180,000						3,128,334
Price per unit issued	0.4				0.15			0.2						0.15
Proceeds from units issued | $	$ 2,300,000				$ 557,825			$ 636,000						$ 469,250
Exercise price of warrants granted					$ 0.2									$ 0.2					$ 0.08	$ 0.9
Number of share options exercised | share																			425,000		125,000
Weighted average exercise price, exercised																			$ 0.52
Proceeds from exercise of options | $																			$ 222,500
Share issue related cost | $																				$ 38,727
Shares held in escrow | shares																			0	607,500
Number of warrants granted | share																			9,814,400	7,539,748
Percentage of common shares reserved for issuance							10.00%
Number of stock options granted | share																			1,700,000
Exercise price of stock options granted																			$ 0.73
Remaining contractual life of stock option																			3 years 7 days
Number of options cancelled | share																				200,000	150,000
Stock-based compensation recognized in profit or loss | $																			$ 1,144,342	$ 479,107	$ 692,091
Amount of compensation share based payment vested | $																			67,665
Value of common shares issued as compensation for consulting fees | $																			$ 307,734	125,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised																			$ 0.5
Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised																			$ 0.6
Share capital [Member]
Disclosure of classes of share capital [line items]
Proceeds from warrants exercised | $																			$ 1,332,727	246,667	$ 187,120
Share issue related cost | $																				$ 38,727
Number of shares issued and outstanding | shares																			59,239,336	42,762,264	32,796,600	31,761,300
Common shares issued as compensation for consulting fees | shares																			656,250	500,000
Value of common shares issued as compensation for consulting fees | $																			$ 307,734	$ 125,000
Aerowave Corporation ("Aerowave") [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares										50,000
Proceeds from units issued | $										$ 22,811
Exercise price of warrants granted										$ 0.5
Warrants granted, estimated fair value | $										$ 1,500
Warrants granted, exercisable period																		2 years
Directors Officers Employee And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share									1,550,000								2,300,000
Exercise price of stock options granted									$ 0.75								$ 0.6
Remaining contractual life of stock option									5 years								5 years
Number of options cancelled | share																					150,000
Number of remaining share options granted in share based payment arrangement | shares																	2,150,000
Stock price									$ 0.75								$ 0.54
Volatility									100.00%								100.00%
Risk-free rate									0.43%								1.93%
Dividend yield									0.00%								0.00%
Expected life | Year									5								5
Fair value of stock option | $									$ 1,022,995								$ 913,140
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share		150,000														350,000
Exercise price of stock options granted		$ 0.5														$ 0.6
Remaining contractual life of stock option		5 years														5 years
Stock price		$ 0.485														$ 0.57
Volatility		100.00%														100.00%
Risk-free rate		0.82%														1.56%
Dividend yield		0.00%														0.00%
Expected life | Year		5														5
Fair value of stock option | $		$ 53,682														$ 147,613
Consultant And Director [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share															650,000
Exercise price of stock options granted															$ 0.5
Remaining contractual life of stock option															5 years
Stock price															$ 0.49
Volatility															100.00%
Risk-free rate															1.49%
Dividend yield															0.00%
Expected life | Year															5
Fair value of stock option | $															$ 236,809
Director [Member]
Disclosure of classes of share capital [line items]
Common shares issued as compensation for consulting fees | shares										250,000			250,000						656,250
Value of common shares issued as compensation for consulting fees | $										$ 62,500			$ 62,500						$ 307,734
Exercise Price 0.60 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					7,500
Weighted average exercise price of warrants exercised																					$ 0.6
Exercise Price 0.40 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					307,800
Weighted average exercise price of warrants exercised																					$ 0.4
Exercise Price 0.10 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					595,000
Weighted average exercise price of warrants exercised																					$ 0.1
Exercise Price 0.30 [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | share																					125,000
Weighted average exercise price, exercised																					$ 0.3
Proceeds from exercise of options | $																					$ 37,500
Private Placements [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted	$ 0.5							$ 0.5
Share issue related cost | $					$ 38,727									$ 38,727
Number of warrants granted | share	325,750							222,400
Stock price	$ 0.35							$ 0.52
Volatility	100.00%							100.00%
Risk-free rate	0.88%							0.43%
Dividend yield	0.00%							0.00%
Expected life | Year	5							5
Fair value of stock option | $	$ 79,032							$ 95,395
Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted	$ 0.5							$ 0.25
Shares issued for finder's fees, shares | shares	166,250							170,000
Shares issued for finder's fees, value | $	$ 63,700							$ 10,480
Fair value of finders units issued | $	$ 66,500							$ 34,000
Warrants granted, exercisable period	5 years							5 years
Non-brokered private placement financing [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement | share						10,000,000
Price per unit issued						0.4
Proceeds from units issued | $						$ 4,000,000
Exercise price of warrants granted					$ 0.2	$ 0.8				$ 0.5				$ 0.2
Number of warrants granted | share					3,718,831					692,583				3,128,334
Cancelled private placement, amount held | $						$ 4,400
Share Purchase Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																			6,129,572
Number of share purchase warrants exercised | shares																			6,129,572
Proceeds from warrants exercised | $																			$ 1,332,727
Number of units issued | shares										1,335,165
Price per unit issued										0.3
Proceeds from units issued | $										$ 400,550
Exercise price of warrants granted	$ 0.5							$ 0.25		$ 0.5
Warrants granted, estimated fair value | $										$ 40,055
Warrants granted, exercisable period	5 years							5 years										2 years
Number of warrants granted | share	5,916,250							3,350,000
Share Purchase Warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised																			$ 0.2
Share Purchase Warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised																			$ 0.5
Broker Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted	$ 0.5							$ 0.25
Shares issued for finder's fees, shares | shares	325,750							222,400
Warrants granted, exercisable period	5 years							5 years
Options Vesting January 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																	1,075,000
Options Vesting April 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																	268,750
Options Vesting July 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																	268,750
Options Vesting October 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																	268,750
Options Vesting January 15, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																	268,750
Options Vesting March 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																175,000
Options Vesting June 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																43,750
Options Vesting December 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																43,750
Options Vesting March 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																43,750
Options Vesting June 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share																43,750
Options Vesting November 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share															325,000
Options Vesting November 30, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share															325,000